Derivatives by Market Trading (Details) - BRL (R$)		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional		R$ 841,676,369,000
Swap contract [member] | Assets [Member]
IfrsStatementLineItems [Line Items]
Notional	[1]	418,137,448,000		R$ 278,752,387,000		R$ 282,164,189,000
Swap contract [member] | Assets [Member] | Stock Exchange [Member]
IfrsStatementLineItems [Line Items]
Notional		111,418,682,000	[2]	82,122,957,000	[3]
Swap contract [member] | Assets [Member] | Over the Counter [Member]
IfrsStatementLineItems [Line Items]
Notional		306,718,767,000		196,629,429,000
Option contract [member]
IfrsStatementLineItems [Line Items]
Notional	[1]	1,130,172,099,000		2,043,286,085,000		1,446,536,133,000
Option contract [member] | Stock Exchange [Member]
IfrsStatementLineItems [Line Items]
Notional		1,094,484,434,000	[2]	1,940,172,322,000	[3]
Option contract [member] | Over the Counter [Member]
IfrsStatementLineItems [Line Items]
Notional		35,687,665,000		103,113,762,000
Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional		287,984,278,000	[1]	270,258,566,000	[1]	433,873,180,000
Futures contract [member] | Stock Exchange [Member]
IfrsStatementLineItems [Line Items]
Notional		287,984,278	[2]	270,258,566,000	[3]
Futures contract [member] | Over the Counter [Member]
IfrsStatementLineItems [Line Items]
Notional
Forward Contracts and Others [Member]
IfrsStatementLineItems [Line Items]
Notional		167,611,313,000	[1]	163,040,700,000		R$ 169,401,317,000
Forward Contracts and Others [Member] | Stock Exchange [Member]
IfrsStatementLineItems [Line Items]
Notional		7,108,898,000	[2]	25,182,494,000	[3]
Forward Contracts and Others [Member] | Over the Counter [Member]
IfrsStatementLineItems [Line Items]
Notional		R$ 160,502,415,000		R$ 137,858,206,000

[1]	Nominal value of updated contracts.
[2]	Includes trades with B3 S.A.
[3]	Includes trades with B3 S.A.